UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 June 2001

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Rhumbline Advisers
Address: 30 Rowes Wharf
Boston, MA 02110-3326

Form 13F File Number: 028-05909
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kim R. McCant
Title: Compliance Director
Phone: (617) 345-0434

Signature, Place, and Date of Signing:

Kim R. McCant	Boston, MA	6/30/2001
[Signature]	[City, State] 	[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total: $ 138,866 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     COLUMN 1      COL 2   COL 3   COL 4  COL 5     COL 6  COL 7COL 8
                                          AMOUNT & TYPE         VOTING AUTH
      ISSUER      TITLE OF CUSIP  VALUE (xAMT. SH/INV. DISCOTH. SOLSHARNONE

ABBOTT LABS COM   COMM. ST00282410 $4,757 99100SH   SOLE
AGILENT TECHNOLOGICOMM. ST00846u10  $167   5148SH   SOLE
AMERICAN HOME PRODCOMM. ST02660910 $3,889 66200SH   SOLE
AMERICAN INTL GROUCOMM. ST02687410 $4,443 52259SH   SOLE
AMGEN INC COM     COMM. ST03116210 $3,216 53000SH   SOLE
ANHEUSER BUSCH COSCOMM. ST03522910 $4,005 97200SH   SOLE
AOL TIME WARNER INCOMM. ST00184A10 $2,276 42950SH   SOLE
APPLIED MATLS INC COMM. ST03822210  $182   3700SH   SOLE
AT&T GROUP        COMM. ST00195710 $2,787 12667SH   SOLE
AUTOMATIC DATA PROCOMM. ST05301510 $1,571 31600SH   SOLE
AVAYA, INC        COMM. ST05349910  $31    2268SH   SOLE
BANK OF AMERICA COCOMM. ST06050510  $354   5900SH   SOLE
BELLSOUTH CORP COMCOMM. ST07986010 $4,168 10350SH   SOLE
BRISTOL MYERS SQUICOMM. ST11012210 $3,755 71800SH   SOLE
CHEVRON CORPORATIOCOMM. ST16675110 $4,833 53400SH   SOLE
CISCO SYS INC COM COMM. ST17275R10 $1,600 87900SH   SOLE
CITIGROUP INC COM COMM. ST17296710 $1,717 32500SH   SOLE
COCA COLA CO COM  COMM. ST19121610 $3,447 76600SH   SOLE
CONAGRA FOODS INC COMM. ST20588710  $642  32400SH   SOLE
CONSTELLATION ENERCOMM. ST21037110  $473  11100SH   SOLE
DELL COMPUTER CORPCOMM. ST24702510  $418  16000SH   SOLE
DISNEY WALT CO DELCOMM. ST25468710  $884  30600SH   SOLE
DOMINION RES INC VCOMM. ST25746U10  $776  12900SH   SOLE
DOW CHEM CO COM   COMM. ST26054310 $1,187 35700SH   SOLE
DU PONT E I DE NEMCOMM. ST26353410 $2,837 58800SH   SOLE
DUKE POWER CO COM COMM. ST26439910 $3,620 92800SH   SOLE
E M C CORP MASS COCOMM. ST26864810  $82    2800SH   SOLE
EXXON MOBIL CORP CCOMM. ST30231G10 $4,613 52816SH   SOLE
FPL GROUP INC COM COMM. ST30257110  $692  11500SH   SOLE
GENERAL DYNAMICS CCOMM. ST36955010  $272   3500SH   SOLE
GENERAL ELEC CO COCOMM. ST36960410 $4,665 95700SH   SOLE
GENERAL MLS INC COCOMM. ST37033410 $1,033 23600SH   SOLE
GENERAL MTRS CORP COMM. ST37044210  $978  15200SH   SOLE
HEINZ H J CO COM  COMM. ST42307410  $667  16300SH   SOLE
HEWLETT PACKARD COCOMM. ST42823610 $1,893 66200SH   SOLE
HOME DEPOT INC COMCOMM. ST43707610  $503  10800SH   SOLE
INTEL CORP COM    COMM. ST45814010 $3,513 12010SH   SOLE
INTERNATIONAL BUS COMM. ST45920010 $3,209 28400SH   SOLE
INTERNATIONAL PAPECOMM. ST46014610  $363  10180SH   SOLE
JOHNSON & JOHNSON COMM. ST47816010 $4,770 95400SH   SOLE
KELLOGG CO COM    COMM. ST48783610  $481  16600SH   SOLE
KIMBERLY CLARK CORCOMM. ST49436810  $503   9000SH   SOLE
LILLY ELI & CO COMCOMM. ST53245710 $4,174 56400SH   SOLE
LUCENT TECHNOLOGIECOMM. ST54946310  $169  27220SH   SOLE
MCDATA CORPORATIONCOMM. ST58003120   $2     103SH   SOLE
MCDONALDS CORP COMCOMM. ST58013510 $1,981 73200SH   SOLE
MERCK & CO INC COMCOMM. ST58933110 $3,458 54100SH   SOLE
MICROSOFT         COMM. ST59491810 $3,015 41300SH   SOLE
MINNESOTA MNG & MFCOMM. ST60405910 $2,430 21300SH   SOLE
MIRANT CORP COM   COMM. ST60467510  $665  19324SH   SOLE
MOTOROLA INC COM  COMM. ST62007610  $432  26100SH   SOLE
PEPSICO INC COM   COMM. ST71344810 $4,455 10080SH   SOLE
PFIZER INC COM    COMM. ST71708110 $3,941 98400SH   SOLE
PROCTER & GAMBLE CCOMM. ST74271810 $3,056 47900SH   SOLE
PROGRESS ENERGY INCOMM. ST74326310  $445   9900SH   SOLE
QWEST COMMUNICATIOCOMM. ST74912110 $2,712 85082SH   SOLE
S&P DEPOSITORY RECCOMM. ST78462F10 $2,881 23500SH   SOLE
SBC COMMUNICATIONSCOMM. ST78387G10 $3,682 91917SH   SOLE
SCHERING PLOUGH COCOMM. ST80660510 $3,196 88200SH   SOLE
SOUTHERN CO COM   COMM. ST84258710 $1,130 48600SH   SOLE
SPRINT CORP (FON GCOMM. ST85206110  $205   9600SH   SOLE
SPRINT CORP (PCS GCOMM. ST85206150  $116   4800SH   SOLE
SUN MICROSYSTEMS ICOMM. ST86681010  $578  36800SH   SOLE
SUNTRUST BKS INC CCOMM. ST86791410  $162   2500SH   SOLE
TEXAS INSTRS INC CCOMM. ST88250810 $3,238 10150SH   SOLE
VERIZON COMMUNICATCOMM. ST92343v10 $4,327 80886SH   SOLE
VIACOM INC CL B   COMM. ST92552430  $259   5000SH   SOLE
VODAFONE AIRTOUCH COMM. ST92857T10  $816  36500SH   SOLE
WAL MART STORES INCOMM. ST93114210  $156   3200SH   SOLE
WELLS FARGO & CO DCOMM. ST94974610  $539  11600SH   SOLE
WORLDCOM INC-WORLDCOMM. ST98157D10  $296  20850SH   SOLE
WORLDCOM-MCI GROUPCOMM. ST98157D30  $13     834SH   SOLE
YAHOO INC COM     COMM. ST98433210  $64    3200SH   SOLE